GENERAL	12 Months Ended
Dec. 31, 2022
Guarantor and Issuer, Guaranteed Security [Line Items]
GENERAL

NOTE 1 – GENERAL:

A.	SMX (Security Matters) Public Limited Company (the “Company”) was incorporated in July 1, 2022 under the laws of Ireland with registered number 722009 and its registered office at Mespil Business Center, Mespil House, Sessex Road, Dublin 4, Ireland, D04 T4A6.

B.	The Corporation has not engaged in any activities except in connection with its formation.

C.

On July 26, 2022, Security Matters Limited and Lionheart III Corp (“Lionheart”), a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (“BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders receiving Security Matters Limited shares and warrants in exchange for their existing Lionheart shares and warrants and all shares in Security Matters Limited being cancelled in return for the Company’s shares and resulting in that Security Matters Limited becoming a wholly owned subsidiary of the Company.

On March 7, 2023 a business combination (the “Business Combination”) with Lionheart III Corp (“Lionheart”) was completed, following that the Company, which is newly-formed parent company – SMX (Security Matters) Public Limited Company, (formerly called Empatan Public Limited Company) was listed in the NASDAQ stock exchange under the ticker SMX.

Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
GENERAL

NOTE 1 – GENERAL:

A.	Security Matters Limited (“Security Matters” or the “Company”, and together with its subsidiaries, the “Group”) was incorporated in May 2018 under Australian law. Security Matters’ registered address is Mespil Business Center, Mespil House, Sessex Road, Dublin 4, Ireland, D04 T4A6.

The Group engages in research and development to permanently and irrevocably “mark” any object either solid, liquid or gas, allowing identification, circularity, proof of authenticity, tracking supply chain movements and quality assurance for countless products in virtually every industry.

Security Matters’ technology comprises a chemical-based hidden “barcode” system, alongside a unique “reader” to identify these codes, and a blockchain record to store and protect ownership data. Security Matters offers a business-to-business (B2B), “white-label” solution that serves market leaders’ needs for authentication, supply chain integrity and quality assurance.

B.	On March 7, 2023 the business combination (the “Business Combination”) with Lionheart III Corp (“Lionheart”) was completed, following that a newly-formed parent company – SMX (Security Matters) Public Limited Company (“SMX PLC”), (formerly called Empatan Public Limited Company) is listed in the NASDAQ stock exchange under the ticker SMX.

On July 26, 2022, the Company and Lionheart, a publicly traded special purpose acquisition company (SPAC), entered into a business combination agreement (“BCA”) and accompanying scheme implementation deed (“SID”). Under the BCA, the existing Lionheart stockholders receiving SMX PLC Shares and warrants in exchange for their existing Lionheart shares and warrants and all shares in the Company being cancelled in return for SMX PLC shares and resulting in the Company becoming a wholly owned subsidiary of SMX PLC.

The Business Combination resulted in 97.58% redemption and with 3,061 remaining funds in the trust account. The transaction cost amounted to 17,300.

C.	During the 12 months ended December 31, 2022, the Company incurred operating losses and negative cash flows from operating activities. The Company has not yet generated significant revenues. As discussed in Note 12, during the fourth quarter of 2022 the Company entered into binding loan agreements with existing shareholders. As discussed in Note 24 (4), the Company executed an equity line agreement. The Company has also the ability to decrease its expenses in order to meet its existing cash flow streams. Management believes that the proceeds from the recent funding agreements, combined with its cash on hand, equity line and the Company’s plans, are sufficient to meet the Company’s obligations as they come due in the foreseeable future. There are no assurances, however, that the Company will be able to obtain an adequate level of financial resources that are required for its long-term business plan.